Leases - Lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[2]
As at 31 December 2018
Lease liabilities	£ 1,563	£ 1,696
Effects of changes in accounting policies			£ (2,150)		£ 0
Lease liabilities, Beginning Balance	1,696
Interest expense	76	793
New leases	94
Disposals	19
Cash payments	(289)
Foreign currency translation	5
Lease liabilities, Ending Balance	1,563	1,696
Previously stated [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Lease liabilities	0	0
Lease liabilities, Beginning Balance	£ 0
Lease liabilities, Ending Balance		0
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		1,748
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy [member] | IFRS 16 - Leases [member]
As at 31 December 2018
Effects of changes in accounting policies		£ 1,696

[1]

Effects of changes in accounting policy relate to the adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers on 1 January 2018. The impact of IFRS 15 Revenue from Contracts with Customers was an increase to retained earnings of £ 67 m with the remainder due to the impact of IFRS 9 Financial Instruments .

[2]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the inc ome statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2017, a £ 4 m loss (ne t of tax) on own credit was booked in the reserve.